Vessel Revenue	6 Months Ended
Jun. 30, 2024
Vessel Revenue [Abstract]
Vessel Revenue
12.	Vessel Revenue:

Vessel revenues for the six-month periods ended June 30, 2024 and 2023 was derived from time charters.

The trade accounts receivable of $729 and $896 as of June 30, 2024 and December 31, 2023, respectively, relate to time charters.

The current portion of Deferred revenue as of June 30, 2024 and December 31, 2023 was $2,081 and $2,136 and relates to cash received in advance of performance under operating leases and to premiums for energy saving devices (i.e. increased daily hire rates provided for by the chartering agreements) for specific equipment installed in the vessels. The non-current portion of Deferred revenue as of June 30, 2024 and December 31, 2023 was $161 and $254 and relates to premiums for energy saving devices for specific equipment installed in the vessels. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party, except for unearned revenue, which represents cash received in advance of services which have not yet been provided.

Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2024 and 2023 were:

Customer	2024	2023
A	34%	26%
B	23%	26%
C	13%	18%
D	-	14%
Total	70%	84%